MERGER BETWEEN TELECOM ARGENTINA AND CABLEVISION	12 Months Ended
Dec. 31, 2019
MERGER BETWEEN TELECOM ARGENTINA AND CABLEVISION
MERGER BETWEEN TELECOM ARGENTINA AND CABLEVISION

NOTE 4 –MERGER BETWEEN TELECOM ARGENTINA AND CABLEVISION

Merger between Telecom Argentina (absorbing company for legal purposes) and Cablevisión (absorbed company for legal purposes)

On June 30, 2017, the Boards of Directors of Telecom Argentina S.A. and Cablevisión S.A. approved a pre-merger commitment whereby Telecom Argentina S.A., in its capacity as absorbing company, absorbed Cablevisión S.A., pursuant to the provisions of Sections 82 and 83 of the General Corporations Law No. 19,550 and subject to corporate and regulatory approvals (the "Merger"). The Ordinary and Extraordinary Shareholders’ Meeting of Telecom Argentina S.A. and the Extraordinary Shareholders’ Meeting of Cablevisión S.A. held on August 31, 2017 approved the pre-merger commitment and, in the case of Cablevisión S.A., its consequent dissolution on the Effective Date of the Merger and, in the case of Telecom Argentina S.A., the amendment of the Bylaws and the increase of its capital stock.

The purpose of the Merger was for the Company, in its capacity as surviving company under the merger, to offer in an efficient manner, in line with the national and international trend, technological products for media and telecommunications that converge the different separate or independent modalities in which voice, data, sound and video transmission wired and wireless services are provided, into a single product or a series of products to be provided to users as a whole, for its own benefit and for the benefit of the users and consumers of those multiple individual services. Both companies understood that their respective operating and technical structures were highly complementary and could be optimized through a structural consolidation, achieving synergies and efficiencies in the development of convergence products along with the demand of the market.

On October 31, 2017, the parties subscribed the Final Merger Agreement subject to the regulatory authorization from the ENACOM, which was granted through Resolution No. 5,644-E/2017, and notified to the Company on December 22, 2017.

Since all the conditions to which the Merger was subject to were met under the terms of the Pre-Merger Commitment and the Final Merger Agreement, on January 1, 2018, the parties signed the Minutes regarding the Transfer of Operations of Cablevisión S.A. to Telecom Argentina S.A.

As a result, the Effective Date of the Merger between Telecom Argentina and Cablevisión was on January 1, 2018 with the consequent change of control in the Company, being Cablevisión Holding S.A. the new controlling company.

As from the Effective Date of the Merger, (i) all the assets and liabilities, including the assets subject to registration, licenses, rights and obligations that belong to Cablevisión S.A. are deemed to have been incorporated to the equity of Telecom Argentina S.A., (ii) Telecom Argentina S.A. continued with the operations of Cablevisión S.A., thus generating the corresponding operating, accounting and tax effects, (iii) the management and representation of Cablevisión S.A. was taken over by the management and representatives of Telecom Argentina S.A., iv) Cablevisión S.A. was dissolved without liquidation.

The Merger, the capital stock increase as a result of the Merger, and the amendment of the Bylaws of Telecom Argentina were administratively conformed by the CNV and later registered in the Public Registry of Commerce under the General Board of Corporations on August 30, 2018.

Resolution No. 374/2018 issued by the Secretary of Commerce - Approval of the merger between Telecom and Cablevisión

On June 29, 2018, through Resolution No. 374/2018, the Secretary of Commerce authorized under the terms of paragraph a), Section 13 of Law No. 25,156 the merger transaction whereby Telecom absorbed Cablevisión. In such resolution, as part of the approval of the merger, the Secretary of Commerce also (i) approved the assignment of 143,464 residential subscribers of the Internet service rendered by Telecom under the brand ARNET to Universo Net S.A. (the aforementioned assignment was completed during the third quarter of 2018), (ii) accepted the conduct undertaking filed by Telecom, Cablevisión, Cablevisión Holding and Fintech, whereby Telecom undertook to limit the integrated marketing of subscription television services by physical link with the mobile communications service until certain conditions are fulfilled, and (iii) accepted the conduct undertaking filed by Telecom, Cablevisión, Cablevisión Holding and Fintech, whereby Telecom undertook to offer the possibility that any current or new Internet service provider may provide the retail broadband service by leveraging the use of its copper network under ADSL technology under the terms described in such resolution.

The Merger was accounted for under the acquisition method, as described under IFRS 3 and as a reverse acquisition whereby Cablevisión (acquirer for accounting purposes) absorbs Telecom (acquire for accounting purposes). For information on the accounting treatment of the merger between Telecom and Cablevisión, see Note 3.d.5) to theses consolidated financial statements.

The identifiable consolidated assets and liabilities of Telecom Argentina S.A. (acquiree for accounting purposes) incorporated on January 1, 2018 and the impact of the purchase price allocation recorded in the consolidated statement of income for the year ended December 31, 2018, both considering the effect of the current currency mentioned in Note 1.e), are the following:

Total consolidated
identified assets
net in current
currency
ASSETS
Cash and cash equivalents	6,430
Trade receivables	18,481
Other current assets	15,451
Total current assets	40,362
Deferred income tax assets	5
Investments	6,041
Goodwill	135,488
Property, plant and equipment	142,511
Intangible assets	91,270
Other Non-current assets	978
Total non-current assets	376,293
TOTAL ASSETS	416,655
LIABILITIES
Total current liabilities	49,951
Deferred income tax liabilities	38,023
Other non-current liabilities	26,555
Total non-current liabilities	64,578
TOTAL LIABILITIES	114,529
Capital nominal value – Outstanding shares	954
Capital nominal value - Treasury shares	15
Inflation adjustment	61,612
Treasury shares acquisition cost	(2,761)
Contributed Surplus	195,901
Legal reserve	2,798
Special reserve for IFRS implementation	1,337
Voluntary reserve for capital investments	5,077
Reserve for future dividend payments	34,481
Retained earnings	(300)
Equity Attributable to Telecom Argentina	299,114
Non-controlling interest	3,012
TOTAL EQUITY	302,126
TOTAL LIABILITIES AND EQUITY	416,655

Year ended
Impact of the purchase price allocation recognized in the consolidated results	December 31, 2018
Revenues	(46)
Operating costs without depreciation and amortization	(288)
Depreciation, amortization and impairment of fixed assets	(17,559)
Operating loss	(17,893)
Financial results, net	54
Loss before income tax benefit	(17,839)
Income tax benefit	5,352
Net loss for the year	(12,487)
Attributable to controlling Company	(12,375)
Non-controlling interest	(112)